Performance Management - NORTH SQUARE SMALL CAP VALUE FUND	Apr. 07, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Concurrently with the Fund’s commencement of operations, the Fund will acquire all of the assets and liabilities of the Foundry Partners Small Cap Value Fund, a series of Valued Advisers Trust (the “Predecessor Fund”), in a tax-free reorganization scheduled to occur on April 25, 2025 (the “Reorganization”). In connection with the Reorganization, the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. Further, the Predecessor Fund’s portfolio managers will join the Sub-Adviser to serve as the Fund’s portfolio managers as part of the Reorganization. The Predecessor Fund has two share classes: Investor Class shares and Institutional Class shares. In the Reorganization, the holders of the Investor Class shares and Institutional Class shares of the Predecessor Fund will receive Investor Class shares and Class I shares, respectively, of the Fund. The performance information presented below reflects the performance of the Predecessor Fund and, as applicable, its share classes. Prior to the Reorganization, the Fund will be a “shell” fund with no assets and will commence operations concurrently with the Reorganization.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Predecessor Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares of the Predecessor Fund compare with the average annual total returns of a broad-based market index. Performance of Class I Shares will differ from that of Investor Class Shares due to, among other things, differences in fees and expenses. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.

The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Predecessor Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares of the Predecessor Fund compare with the average annual total returns of a broad-based market index
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart [Table]

Bar Chart Closing [Text Block]
Class I
Highest Calendar Quarter Return at NAV (non-annualized)	27.36%	Quarter ended December 31, 2020
Lowest Calendar Quarter Return at NAV (non-annualized)	-36.62%	Quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return
Highest Quarterly Return	27.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return
Lowest Quarterly Return	(36.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares Return Before Taxes	3.82%	8.42%	7.23%
Investor Class Shares Return After Taxes on Distributions	(1.77%)	5.11%	4.82%
Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	5.30%	5.98%	5.25%
Class I Shares Return Before Taxes	4.08%	8.68%	7.50%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)[1]	8.05%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)[2]	23.81%	7.29%	7.14%

[1]	The Russell 3000® Total Return is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing
[2]	The Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 2000® Value Index is an unmanaged, capitalization-weighted index of 2,000 small cap U.S. companies. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are shown for the Investor Class shares only. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	www.northsquareinvest.com
Performance Availability Phone [Text]	1-855-551-5521